SUMMARY PROSPECTUS
PTEXX TERXX	Investor Class I Class
July 1, 2017
T. Rowe Price Tax-Exempt Money Fund
A tax-free money fund seeking preservation of capital, liquidity, and income exempt from federal income taxes.

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund online at troweprice.com/prospectus. You can also get this information at no cost by calling
1-800-638-5660, by sending an e-mail request to info@troweprice.com, or by contacting your financial intermediary. This Summary Prospectus incorporates by reference the fund’s prospectus, dated July 1, 2017, as amended or supplemented, and Statement of Additional Information, dated July 1, 2017, as amended or supplemented.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Summary	1

Investment Objective

The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest current income exempt from federal income taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Fees and Expenses of the Fund

	Investor Class	I Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20 [a]	—
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.39%[b]	0.39%[b]

Distribution and service (12b-1) fees	—	—

Other expenses	0.15	0.11

Total annual fund operating expenses	0.54	0.50

Fee waiver/expense reimbursement	(0.11)[b,c]	(0.17)[b]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.43 [b,c,d]	0.33 [b]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b T. Rowe Price Associates, Inc., has agreed (through June 30, 2019) to waive a portion of its management fee in order to limit the fund’s management fee to 0.28% of the fund’s average daily net assets. The agreement may be terminated at any time beyond June 30, 2019, with approval by the fund’s Board of Directors. Fees waived under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc., by the fund.

c Restated to reflect current fees.

d The figure shown in the fee table does not match the “Ratio of expenses to average net assets” shown in the Financial Highlights table, as that figure includes the effect of voluntary management fee waivers.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

T. Rowe Price	2

	1 year	3 years	5 years	10 years
Investor Class	$44	$150	$279	$655
I Class	34	125	245	595

Investments, Risks, and Performance

Principal Investment Strategies The fund is a retail money market fund managed in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund qualifies as a “retail money market fund” pursuant to Rule 2a-7.

In accordance with the requirements for “retail money market funds” under
Rule 2a-7, the fund has implemented policies and procedures designed to limit new investments in the fund to accounts beneficially owned by natural persons. The fund has also obtained assurances from its intermediaries that they have developed adequate procedures to limit accounts to only those beneficially owned by natural persons. Any new investors wishing to purchase shares may be required to demonstrate eligibility (for example, by providing their Social Security number).

Pursuant to Rule 2a-7, if the fund’s weekly liquid assets fall below 30% of its total assets, the fund’s Board of Directors, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed or temporarily suspend redemptions from the fund for up to 10 business days during any 90-day period (i.e., a “redemption gate”). In addition, if the fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the fund must impose a 1% liquidity fee on shareholder redemptions unless the fund’s Board of Directors determines that not doing so is in the best interests of the fund. Pursuant to Rule 2a-7, weekly liquid assets include cash, U.S. Treasuries, other government securities with remaining maturities of 60 days or less, or securities that mature or are subject to a demand feature within five business days.

The securities purchased by the fund are subject to the maturity, credit quality, diversification, and other requirements of Rule 2a-7. All securities purchased by the fund present minimal credit risk in the opinion of T. Rowe Price. The fund is managed to provide a stable share price of $1.00 by investing in high-quality U.S. dollar-denominated municipal securities whose income is expected to be exempt from federal income taxes. The fund’s weighted average maturity will not exceed 60 calendar days, the fund’s weighted average life will not exceed 120 calendar days, and the fund will not purchase any security with a remaining maturity longer than 397 calendar days (unless otherwise permitted by Rule 2a-7, such as certain variable and floating rate instruments). When calculating its weighted average maturity, the fund may shorten its maturity by using the interest rate resets of certain adjustable rate securities. The fund may not take into account these resets when calculating its weighted average life.

In selecting securities for the fund, the portfolio manager may examine relationships among yields of various types and maturities of money market securities in the

Summary	3

context of interest rate outlooks. The fund’s yield will fluctuate with changes in short-term interest rates.

Normally, at least 80% of the fund’s income will be exempt from federal income taxes. The fund does not purchase securities that are subject to the alternative minimum tax.

From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, utilities, or private activity bonds. The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, or to shift assets into and out of higher-yielding or lower-yielding securities or certain sectors.

Principal Risks As with any mutual fund, there can be no guarantee the fund will achieve its objective. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. T. Rowe Price Associates, Inc. has no legal obligation to provide financial support to the fund, and you should not expect that T. Rowe Price Associates, Inc. will provide financial support to the fund at any time.

Money funds have experienced significant pressures from shareholder redemptions, issuer credit downgrades, illiquid markets, and historically low yields on the securities they can hold. There have been a very small number of money funds in other fund complexes that have “broken the buck,” which means that those funds’ investors did not receive $1.00 per share for their investment in those funds. The potential for realizing a loss of principal in the fund could derive from:

Credit risks An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default, rating downgrade, or inability to meet a financial obligation. The credit quality of the securities held by the fund may change rapidly in certain market environments, which could result in significant net asset value deterioration and the inability to maintain a $1.00 share price.

Interest rate risks A decline in interest rates may lower the fund’s yield, or a rise in the overall level of interest rates may cause a decline in the prices of fixed income securities held by the fund. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling because the fund would have to reinvest at lower interest rates. During periods of extremely low or negative short-term interest rates, the fund may not be able to maintain a positive yield or yields on par with historical levels or, at times, maintain a stable $1.00 share price. A sharp and unexpected rise in interest rates could increase the likelihood that the fund’s share price will drop below a dollar.

T. Rowe Price	4

Municipal securities risks The fund may be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers. Income from municipal securities held by the fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipality. Tax reform, including a lowering of individual or corporate tax rates, could reduce the attractiveness and overall demand for municipal bonds. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax.

Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. For example: health care can be negatively impacted by rising expenses and dependency on third party reimbursements; transportation can be negatively impacted by declining revenues or unexpectedly high construction or fuel costs; utilities are subject to governmental rate regulation; and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support. Investing significantly in municipal obligations backed by revenues of similar types of industries or projects may make the fund more susceptible to developments affecting those industries and projects.

Liquidity risks The fund may not be able to sell a holding in a timely manner at its current carrying value. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, which could cause the fund to liquidate its assets at inopportune times or at a depressed value and affect the fund’s ability to maintain a $1.00 share price. The secondary market for certain municipal bonds tends to be less developed and less liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices. In addition, the fund’s Board has discretion to temporarily suspend fund redemptions, to impose a liquidity fee, or to liquidate the fund if the fund’s weekly liquid assets fall below 10%.

Stable net asset value risks The fund may not be able to maintain a stable $1.00 share price at all times. If a money market fund fails to maintain a stable net asset value, or if there is a perceived threat that a money market fund is likely to fail to maintain a stable net asset value, money market funds in general, including the fund, could experience significant redemption activity. This could reduce the market prices of securities held by the fund and make it more difficult for the fund to maintain a stable $1.00 share price. The fund’s shareholders should not rely on or expect the fund’s investment adviser or an affiliate to purchase distressed assets from the fund, enter into capital support agreements with the fund, make capital infusions into the fund, or take other actions to help the fund maintain a stable $1.00 share price.

Redemption risks The fund may be subject to periods of increased redemptions that could cause the fund to sell its assets at disadvantageous times or at a depressed value

Summary	5

or loss, particularly during periods of declining or illiquid markets, and that could affect the fund’s ability to maintain a stable $1.00 share price. Periods of heavy redemptions may result in the fund’s level of weekly liquid assets falling below certain minimums required by Rule 2a-7, which may result in the fund’s Board of Directors imposing a liquidity fee or redemption gate.

Performance The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

The fund’s return for the three months ended 3/31/17 was 0.05%.

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a comparative index that has investment characteristics similar to those of the fund.

T. Rowe Price	6

Average Annual Total Returns				Y
Periods ended
December 31, 2016

Inception
	1 Year	5 Years	10 Years	date
Investor Class				04/08/1981
	0.06%	0.02%	0.54%
I Class				07/06/2017
	—	—	—

Lipper Tax-Exempt Money Market Funds Index (reflects no deduction for fees, expenses, or taxes)
	0.15	0.04	0.53

Updated performance information is available through troweprice.com.

Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
Joseph K. Lynagh	Chairman of Investment Advisory Committee	2000	1990

Purchase and Sale of Fund Shares

The fund generally requires a $2,500 minimum initial investment ($1,000 minimum initial investment if opening an IRA, a custodial account for a minor, or a small business retirement plan account). Additional purchases generally require a $100 minimum. These investment minimums may be waived or modified for financial intermediaries and certain employer-sponsored retirement plans submitting orders on behalf of their customers.

The fund’s I Class is expected to incept on July 6, 2017, and become available to the public for purchases beginning on July 10, 2017. The I Class generally requires a $1,000,000 minimum initial investment and there is no minimum for additional purchases, although the initial investment minimum may be waived for intermediaries and retirement plans maintaining omnibus accounts, and certain institutional client accounts for which T. Rowe Price or its affiliate has discretionary investment authority.

For investors holding shares of the fund directly with T. Rowe Price, you may purchase, redeem, or exchange fund shares by mail; by telephone (1-800-225-5132 for IRAs and nonretirement accounts; 1-800-492-7670 for small business retirement plans; and 1-800-638-8790 for institutional investors and financial intermediaries); or, for certain accounts, by accessing your account online through troweprice.com.

If you hold shares through a financial intermediary or retirement plan, you must purchase, redeem, and exchange shares of the fund through your intermediary or

Summary	7

retirement plan. You should check with your intermediary or retirement plan to determine the investment minimums that apply to your account.

Tax Information

The fund declares dividends daily and pays them on the first business day of each month. Any capital gains are declared and paid annually, usually in December. The fund intends to distribute tax-exempt income. However, a portion of the fund’s distributions may be subject to federal income taxes or the alternative minimum tax. A redemption or exchange of fund shares, and any capital gains distributed by the fund, may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. However, the fund and its investment adviser do not pay broker-dealers and other financial intermediaries for sales or related services of the I Class shares.

T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202	F52-045 7/1/17